Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares		Value

COMMON STOCKS - 99.6%
Aerospace/Defense: 1.9%
2,450	General Dynamics Corp.	$519,817

Bank (Money Center): 3.8%
9,800	JPMorgan Chase & Co.	1,024,100

Bank (Processing): 4.6%
32,050	The Bank of New York Mellon Corp.	1,234,566

Bank (Regional): 13.4%
7,450	M&T Bank Corp.	1,313,584
8,000	The PNC Financial Services Group, Inc.	1,195,360
26,000	Truist Financial Corp.	1,132,040
		3,640,984
Bank (Super Regional): 4.5%
30,400	US Bancorp	1,225,728

Beverages: 2.8%
13,300	The Coca-Cola Co.	745,066

Biotechnology: 9.2%
5,625	Amgen, Inc.	1,267,875
20,000	Gilead Sciences, Inc.	1,233,800
		2,501,675
Building Material and Supplies Dealers: 1.8%
1,750	The Home Depot, Inc.	482,895

Cable TV: 4.5%
41,500	Comcast Corp. - Class A	1,217,195

Chemicals: 5.0%
5,800	Air Products and Chemicals, Inc.	1,349,834

Computer Software and Services: 5.1%
5,900	Microsoft Corp.	1,374,110

Consumer Discretionary (Multi-Media): 1.6%
22,600	Paramount Global - Class B	430,304

Drug: 4.5%
9,100	AbbVie, Inc.	1,221,311

Drug Store: 4.9%
13,800	CVS Health Corp.	1,316,106

Electric Utility: 3.7%
11,600	American Electric Power Co., Inc.	1,002,820

Hotels, Restaurants & Leisure: 4.0%
13,000	Starbucks Corp.	1,095,380

Household Products: 4.7%
4,900	Kimberly-Clark Corp.	551,446
16,500	Unilever PLC - ADR	723,360
		1,274,806
Medical - Biomedical: 4.6%
15,500	Medtronic PLC	1,251,625

Securities Brokerage: 2.3%
7,800	Morgan Stanley	616,278

Semiconductor: 7.8%
10,800	QUALCOMM, Inc.	1,220,183
5,700	Texas Instruments, Inc.	882,246
		2,102,429
Telecommunications (Equipment): 4.9%
33,100	Cisco Systems, Inc.	1,324,000

TOTAL COMMON STOCKS (Cost $25,870,699)		$26,951,029

SHORT-TERM INVESTMENTS - 0.2%
53,860	First American Government Obligations Fund, Class X - 2.77%*	53,860

TOTAL SHORT-TERM INVESTMENTS (Cost $53,860)		$53,860

TOTAL INVESTMENTS (Cost $25,924,559): 99.8%		27,004,889
Other Assets in Excess of Liabilities: 0.2%		44,735
TOTAL NET ASSETS: 100.0%		$27,049,624

ADR American Depositary Receipt
* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$26,951,029	$-	$-	$26,951,029
Total Equity	$26,951,029	$-	$-	$26,951,029
Short-Term Investments	$53,860	$-	$-	$53,860
Total Investments in Securities	$27,004,889	$-	$-	$27,004,889

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.